Acquisitions (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 15, 2023	Oct. 03, 2023	Apr. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 26, 2023
Acquisitions [Line Items]
Royalty sales percentage			6.00%
Sales payments amount			$ 22,500,000
Business acquisition, description				(i) $3.5 million in cash at signing of the WraSer APA; (ii) $4.5 million in cash on the later of (x) 90 days after the signing of the WraSer APA or (y) the date that all closing conditions under the WraSer APA are met or otherwise waived (the “WraSer Closing Date”); (iii) 1.0 million shares of the Company’s common stock (the “Closing Shares”) issuable on the WraSer Closing Date, and (iv) $500,000 in cash one year from the WraSer Closing Date.
Aggregate shares (in Shares)		5,709,935		149,173
Business transaction years				5 years
Inventory fair value				$ 300,000
Impairment charge				$ 14,700,000
Impairment rate				100.00%
Cash payment amount						$ 500,000
Initial payment amount				$ 3,500,000
Company payments				3,500,000
Payment as deposit				3,500,000
Cash target amount				1,100,000
Initial payment				$ 3,500,000
Voting interest percentage	100.00%
Issuance of common stock (in Shares)	3,675,414
Royalty rate				6.00%
Fair value				$ 2,613,011	$ 860,204
Related cost				$ 1,500,000
Series B Convertible Preferred Stock [Member]
Acquisitions [Line Items]
Issuance of common stock (in Shares)	2,696,729
Number of shares (in Shares)	100
ENTADFI [Member]
Acquisitions [Line Items]
Estimated using discount percentage				8.20%
Trade Names [Member]
Acquisitions [Line Items]
Discount rate				10.00%
Customer Relationships [Member]
Acquisitions [Line Items]
Discount rate				10.00%
Product Rights Developed Technology [Member]
Acquisitions [Line Items]
Impairment charge				$ 14,600,000
Discount rate				8.00%
Discount rate thereafter				16.00%
Management Services Agreement [Member]
Acquisitions [Line Items]
Cash payment amount				$ 4,500,000
WraSer APA [Member]
Acquisitions [Line Items]
Business acquisition, description				(i) $2.2 million to be paid at closing, (ii) $2.3 million, to be paid in monthly installments of $150,000 commencing January 2024 and (iii) 789 shares of Series A Preferred Stock to be paid at closing
Cash payment amount				$ 4,500,000
Bankruptcy Court [Member]
Acquisitions [Line Items]
Business acquisition, description				The amendment also reduced the number of products the Company was acquiring by excluding pain medications and including only (i) Ciprofloxacin 0.3% and Fluocinolone 0.025% Otic Solution, under the trademark OTOVEL and its Authorized Generic Version approved under US FDA NDA No. 208251, (ii) Ciprofloxacin 0.2% Otic solution, under the trademark CETRAXAL, and (iii) Vorapaxar Sulfate tablets under the trademark Zontivity approved under US FDA NDA N204886.
WraSer MSA [Member]
Acquisitions [Line Items]
Payment as deposit				$ 3,500,000
PMX Transaction [Member] | Series B Preferred Stock [Member]
Acquisitions [Line Items]
Issuance of common stock (in Shares)				269,672,900
Asset Purchase Agreement [Member]
Acquisitions [Line Items]
Consideration amount			100,000,000
ENTADFI [Member]
Acquisitions [Line Items]
Consideration amount			$ 20,000,000
Business acquisition, description				(i) $6.0 million paid upon the closing of the Transaction on April 19, 2023, (ii) an additional $4.0 million in the form of a non-interest bearing note payable due on September 30, 2023, and (iii) an additional $10.0 million in the form of two $5.0 million non-interest bearing notes payable, each due on April 19, 2024 and September 30, 2024.
Business acquisition, description				$4.0 million note payable originally due on September 30, 2023 was deemed paid and fully satisfied upon (1) the payment to the Seller of $1.0 million in cash on September 29, 2023, and (2) the issuance to the Seller by October 3, 2023 of 3,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) of the Company (see Note 9)
Impairment charge				$ 1,200,000
Milestone Payments [Member]
Acquisitions [Line Items]
Consideration amount				$ 80,000,000
Business acquisition, description				(i) $10.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $100.0 million during a calendar year, (ii) $20.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $200.0 million during a calendar year, and (3) $50.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $500.0 million during a calendar year.
Pharmaceutical Services, LLC [Member]
Acquisitions [Line Items]
Business acquisition, description				(i) $5.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $100.0 million during a calendar year, (ii) $7.5 million is payable upon the first time the Company achieves net sales from ENTADFI® of $200.0 million during a calendar year, and (3) $10.0 million is payable upon the first time the Company achieves net sales from ENTADFI® of $300.0 million during a calendar year.
Proteomedix [Member]
Acquisitions [Line Items]
Business acquisition, description				i) the Company obtained 100% of the outstanding common stock and voting interest of PMX, (ii) at closing of the PMX Transaction, the PMX shareholders were issued approximately 17% of Onconetix’s outstanding common stock and none of the former PMX shareholders held more than 5% of Onconetix’s common stock individually, (iii) the composition of executive management and the governing body did not change sufficiently to give PMX or its former shareholders control over these functions within Onconetix, and (iv) Onconetix was significantly larger when considering both total assets and operations.
Fair value				$ 7,000,000
Fair Value Consideration Transferred [Member]
Acquisitions [Line Items]
Consideration transferred total				$ 65,111,569